INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Associates not individually material (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Share of the associates' profits and losses	$ 7,005	¥ 48,767	¥ 39,335	¥ (165,249)
Aggregate carrying amount of the Group's investments in the associates	$ 1,366,371		6,363,462	6,935,030	¥ 9,512,401
Investments in associates			535,610		538,787
Material contingent liabilities relating to the Group's interests in the associates and the associates themselves			0		0
Associates
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Share of the associates' profits and losses		48,767	39,335
Share of the associates' total comprehensive income		¥ 48,767	39,335
Aggregate carrying amount of the Group's investments in the associates			6,363,462	¥ 6,935,030	9,512,401
Proportionate interests in the associates' capital commitments			0		0
Investments in associates			¥ 536,000		¥ 539,000